LAND USE RIGHTS AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Land Use Rights [Table Text Block]
December 31
2013
Land use rights	$13,760,722
Less: accumulated amortization	(538,280)
Land use rights, net	$13,222,442

Schedule of Intangible Assets [Table Text Block]
	December 31,	December 31
	2014	2013
Software development costs	$20,575,001	$15,607,305
Technology	-	2,717,420
Trademarks	2,413,526	4,677,891
Customer base	327,429	329,037
Sub-Total	23,315,956	23,331,653
Less: accumulated amortization	(7,856,616)	(9,023,714)
Intangible assets, net	$15,459,340	$14,307,939

Schedule of Intangible Assets, Future Amortization Expense [Table Text Block]
2015	$2,638,747
2016	2,343,498
2017	2,308,611
2018	2,138,010
2019	1,343,113
Thereafter	4,687,361
Total	$15,459,340